INTANGIBLE ASSETS - Summary Of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 122,000	¥ 122,000
Accumulated amortization	(3,112)	(2,334)
Net carrying amount	118,888	119,666
TJ103
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,670	11,670
Accumulated amortization	(3,112)	(2,334)
Net carrying amount	8,558	9,336
IPR And D TJ101
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	110,330	110,330
Accumulated amortization	0
Net carrying amount	¥ 110,330	¥ 110,330